DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) ₽ in Millions, $ in Millions	Jan. 01, 2022 RUB (₽)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Jan. 01, 2019 RUB (₽)
Effect of the changes made to the comparative periods
Retained earnings			₽ 131,488	$ 1,769.9	₽ 145,789	₽ 111,198
ASU 2020-06
Effect of the changes made to the comparative periods
Derecognition of additional paid in capital	₽ 8,573	$ 115.4
Convertible debt	6,404	86.2
Retained earnings	2,511	33.8
Deferred tax liabilities, wrote off	₽ 342	$ 4.6